Average Annual Total Returns - SelectPortfoliosFidelityAdvisorTelecommunicationsFund-AMCIZPRO - SelectPortfoliosFidelityAdvisorTelecommunicationsFund-AMCIZPRO - Select Telecommunications Portfolio	Apr. 29, 2024
Fidelity Advisor Telecommunications Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	0.80%
Past 5 years	3.13%
Past 10 years	3.40%
Fidelity Advisor Telecommunications Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(0.06%)
Past 5 years	1.35%
Past 10 years	1.71%
Fidelity Advisor Telecommunications Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	1.02%
Past 5 years	2.42%
Past 10 years	2.54%
Fidelity Advisor Telecommunications Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	5.13%
Past 5 years	3.59%
Past 10 years	3.41%
Fidelity Advisor Telecommunications Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	2.97%
Past 5 years	3.33%
Past 10 years	3.33%
Fidelity Advisor Telecommunications Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	7.34%
Past 5 years	4.70%
Past 10 years	4.35%
Fidelity Advisor Telecommunications Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	7.45%
Past 5 years	4.84%
Since Inception	1.96%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
IXYR4
Average Annual Return:
Past 1 year	6.73%
Past 5 years	2.36%
Past 10 years	2.43%

[1]	A From October 2, 2018 .